Organization and Operations (Details) - shares		12 Months Ended
	Feb. 05, 2016	Dec. 31, 2016
Kent Campbell [Member]
Organization and Operations (Textual)
Issuance of common shares for cash	28,500,000
Cancelled of common stock	781,818
Series A Convertible Preferred Stock [Member]
Organization and Operations (Textual)
Issuance of common shares for cash
Series B Convertible Preferred Stock [Member]
Organization and Operations (Textual)
Issuance of common shares for cash
Jerrick Ventures, Inc. [Member] | Series A Convertible Preferred Stock [Member]
Organization and Operations (Textual)
Issuance of common shares for cash	33,415
Jerrick Ventures, Inc. [Member] | Series B Convertible Preferred Stock [Member]
Organization and Operations (Textual)
Issuance of common shares for cash	8,064